Financial Statement Schedule I Condensed Financial Information of Parent Company Statement of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Net cash used in operating activities	¥ 37,326	$ 5,337	¥ (139,218)	¥ (212,075)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(1,082,794)	(154,837)	(4,314)	(169,756)
Net cash (used in) generated from investing activities	(41,604)	(5,948)	35,594	(161,141)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	76	11	15	36
Repurchase of ordinary shares	(3,516)	(503)	(1,070)	(51,393)
Net cash (used in) generated from financing activities	25,460	3,641	21,333	(51,357)
Effect of exchange rate changes	(8,878)	(1,270)	9,555	13,376
Net decrease in cash and cash equivalents and restricted cash	12,304	1,760	(72,736)	(411,197)
Cash, cash equivalents and restricted cash at beginning of the year	234,193	33,489	306,929	718,126
Cash, cash equivalents and restricted cash at end of the year	246,497	35,249	234,193	306,929
Parent Company
Net cash used in operating activities	(8,478)	(1,212)	(16,809)	(3,757)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of term deposits	(36,018)	(5,151)	0	(110,847)
Proceeds from disposal of term deposits	0	0	48,962
Loans to Group companies	(50,186)	(7,177)	(141,318)	(77,017)
Net cash (used in) generated from investing activities	(86,204)	(12,328)	(92,356)	(187,864)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	76	11	15	36
Repayment of loans from Group companies	0	0	0	(29,781)
Repurchase of ordinary shares	(3,516)	(503)	(1,070)	(51,393)
Net cash (used in) generated from financing activities	(3,440)	(492)	(1,055)	(81,138)
Effect of exchange rate changes	(8,878)	(1,269)	11,775	11,383
Net decrease in cash and cash equivalents and restricted cash	(107,000)	(15,301)	(98,445)	(261,376)
Cash, cash equivalents and restricted cash at beginning of the year	133,380	19,073	231,825	493,201
Cash, cash equivalents and restricted cash at end of the year	¥ 26,380	$ 3,772	¥ 133,380	¥ 231,825